Retirement-Related Benefits - PBO, APBO, FV of Plan Assets, Funded Status (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Overfunded plans
Funded status of plan
Benefit Obligations	$ 35,541	$ 68,075
Fair Value of Plan Assets	43,778	77,924
Funded Status	8,236	9,850
Underfunded plans
Funded status of plan
Benefit Obligations	20,113	29,246
Fair Value of Plan Assets	9,726	13,947
Funded Status	$ (10,387)	(15,300)
Pension Plans
Funded status of plan
Percentage of plan funded	101.00%
Pension Plans | Qualified Plans
Funded status of plan
Percentage of plan funded	114.00%
U.S. | Underfunded plans
Funded status of plan
Benefit Obligations	$ 3,771	5,128
Fair Value of Plan Assets	10	8
Funded Status	(3,761)	(5,119)
U.S. | Underfunded plans | Personal Pension Plan (PPP)
Funded status of plan
Benefit Obligations	1,173	1,441
Funded Status	(1,173)	(1,441)
U.S. | Underfunded plans | Retention Plan
Funded status of plan
Benefit Obligations	228	283
Funded Status	(228)	(283)
U.S. | Pension Plans
Funded status of plan
Benefit Obligations	21,493	48,182	$ 52,237
Fair Value of Plan Assets	25,094	51,852	54,386
Funded Status	3,600	3,671
U.S. | Pension Plans | Qualified Plans | Overfunded plans | Personal Pension Plan (PPP)
Funded status of plan
Benefit Obligations	20,091	46,458
Fair Value of Plan Assets	25,094	51,852
Funded Status	$ 5,002	5,395
U.S. | Pension Plans | Nonqualified Plans | Personal Pension Plan (PPP)
Funded status of plan
Percentage of plan funded	125.00%
U.S. | Nonpension Postretirement Plans
Funded status of plan
Benefit Obligations	$ 2,369	3,404	3,791
Fair Value of Plan Assets	10	8	15
Funded Status	(2,359)	(3,395)
U.S. | Nonpension Postretirement Plans | Underfunded plans
Funded status of plan
Benefit Obligations	2,369	3,404
Fair Value of Plan Assets	10	8
Funded Status	(2,359)	(3,395)
Non-US | Overfunded plans
Funded status of plan
Benefit Obligations	15,450	21,617
Fair Value of Plan Assets	18,684	26,071
Funded Status	3,234	4,454
Non-US | Underfunded plans
Funded status of plan
Benefit Obligations	16,342	24,118
Fair Value of Plan Assets	9,716	13,939
Funded Status	(6,626)	(10,179)
Non-US | Pension Plans
Funded status of plan
Benefit Obligations	31,261	45,097	50,447
Fair Value of Plan Assets	28,371	39,979	42,308
Funded Status	(2,891)	(5,118)
Non-US | Pension Plans | Qualified Plans | Overfunded plans
Funded status of plan
Benefit Obligations	15,443	21,617
Fair Value of Plan Assets	18,677	26,071
Funded Status	3,234	4,454
Non-US | Pension Plans | Qualified Plans | Underfunded plans
Funded status of plan
Benefit Obligations	11,361	17,360
Fair Value of Plan Assets	9,694	13,908
Funded Status	(1,667)	(3,452)
Non-US | Pension Plans | Nonqualified Plans | Underfunded plans
Funded status of plan
Benefit Obligations	4,457	6,120
Funded Status	(4,457)	(6,120)
Non-US | Nonpension Postretirement Plans
Funded status of plan
Benefit Obligations	531	638	756
Fair Value of Plan Assets	29	31	$ 40
Funded Status	(501)	(607)
Non-US | Nonpension Postretirement Plans | Overfunded plans
Funded status of plan
Benefit Obligations	7
Fair Value of Plan Assets	7
Funded Status	0
Non-US | Nonpension Postretirement Plans | Underfunded plans
Funded status of plan
Benefit Obligations	524	638
Fair Value of Plan Assets	22	31
Funded Status	$ (502)	$ (607)